Risk Management - Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Financial Instruments (Details)	Dec. 31, 2025	Dec. 31, 2024
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivatives	0.00%	0.03%
Borrowings and debt securities	0.33%	0.96%
Finance lease	0.00%	0.00%
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivatives	4.88%	4.88%
Borrowings and debt securities	5.50%	5.84%
Finance lease	17.37%	17.15%